COMMON STOCK REPURCHASE PROGRAM (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	May 08, 2012
Common Stock Repurchase Program [Abstract]
Stock Repurchase Program, Up to 5% Percent of Company's Stock to be Repurchased			5.00%
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			528,815
Stock Repurchased During Period, Shares	63,715	465,100
Stock Repurchased During Period, Value	$ 722,000	$ 5,300,000